Employee benefit plans (Expected Benefit Payments Associated with Pension and Postretirement Benefit Plans) (Detail) ¥ in Millions	Mar. 31, 2016 JPY (¥)
Japanese plans
Schedule of Pension Expected Future Benefit Payments [Line Items]
2017	¥ 71,433
2018	73,067
2019	79,214
2020	80,526
2021	80,867
from 2022 to 2026	438,760
Total	823,867
Foreign Plans
Schedule of Pension Expected Future Benefit Payments [Line Items]
2017	16,358
2018	36,437
2019	18,419
2020	19,979
2021	21,649
from 2022 to 2026	137,021
Total	¥ 249,863